CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,648,764	$ 362,879	¥ 2,255,287	¥ 3,419,166
Restricted cash	81,337	11,143	234,194
Prepayments and other assets	2,233,074	305,930	1,812,692
Amounts due from	318,526	43,638	266,036
Total current assets	6,840,786	937,184	6,098,124
Non-current assets:
Total non-current assets	10,751,868	1,473,000	8,972,154
Total assets	17,592,654	2,410,184	15,070,278
Current liabilities:
Income tax payable	69,219	9,483	63,961
Amounts due to related parties	1,584,199	217,034	931,906
Total current liabilities	9,159,435	1,254,837	6,828,590
Total non-current liabilities	2,927,899	401,121	995,784
Total liabilities	12,087,334	1,655,958	7,824,374
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,562,097,466 and 3,687,690,772 shares outstanding as of December 31, 2023 and 2024, respectively)	25,689	3,519	25,443
Treasury shares	(105,478)	(14,450)	(208,385)
Additional paid-in capital	18,940,885	2,594,891	18,811,028
Accumulated deficit	(14,291,957)	(1,957,990)	(12,315,041)
Accumulated other comprehensive income	566,900	77,665	555,342	453,074
Total equity	5,505,320	754,226	7,245,904	¥ 9,583,499	¥ 11,492,423
Total liabilities, non-controlling interests and shareholders' equity	17,592,654	2,410,184	15,070,278
Related parties
Current liabilities:
Other liabilities	309,612	42,417	40,069
Parent Company
Current assets:
Cash and cash equivalents	4,843	663	21,752
Restricted cash	0	0	171
Prepayments and other assets	31,216	4,278	30,456
Total current assets	36,059	4,941	1,987,102
Non-current assets:
Investments in subsidiaries	6,064,318	830,808	6,019,179
Total non-current assets	6,064,318	830,808	6,019,179
Total assets	6,100,377	835,749	8,006,281
Current liabilities:
Accrued expenses and other liabilities	837,703	114,765	916,574
Income tax payable	2,902	398	2,835
Total current liabilities	932,337	127,730	963,396
Other liabilities	0	0	152,733
Total non-current liabilities	0	0	152,733
Total liabilities	932,337	127,730	1,116,129
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,562,097,466 and 3,687,690,772 shares outstanding as of December 31, 2023 and 2024, respectively)	25,689	3,519	25,443
Treasury shares	(105,478)	(14,450)	(208,385)
Additional paid-in capital	18,940,885	2,594,891	18,811,028
Accumulated deficit	(14,259,956)	(1,953,606)	(12,293,276)
Accumulated other comprehensive income	566,900	77,665	555,342
Total equity	5,168,040	708,019	6,890,152
Total liabilities, non-controlling interests and shareholders' equity	6,100,377	835,749	8,006,281
Parent Company | Subsidiaries (other than WFOE)
Current assets:
Amounts due from	0	0	1,834,723
Parent Company | WFOE
Current assets:
Amounts due from	0	0	100,000
Current liabilities:
Amounts due to related parties	5,457	748	5,377
Parent Company | VIEs and VIEs' subsidiaries
Current liabilities:
Amounts due to related parties	¥ 86,275	$ 11,819	¥ 38,610